Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Contingencies

In the normal course of business, the Company is subject to various legal matters. In the opinion of management, the resolution of such matters will not have a material adverse effect on the Company's consolidated financial position, results of operations, or cash flows as of and for the years ended December 31, 2013 and 2012.

Material Contracts

The Company enters into various license, research collaboration and development agreements which provide for payments to the Company for government grants, fees, cost reimbursements typically with a markup, technology transfer and license fees, and royalty payments on sales.

The Company has two license agreements to maintain exclusive rights to patents. The Company is also required to pay 1% of net sales of products sold to entities other than the U.S. government. In the event of a sublicense, the Company will owe 21% of license fees and must pass through 1% of the sub-licensee's net sales of products sold to entities other than the U.S. government.

The agreements also stipulate minimum annual royalties of $10,000 for 2012, $20,000 for 2013, $40,000 for 2014 and $50,000 for subsequent years.